Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 9 - Commitments and Contingencies:
A.	Commitments:
1.
Lease. The Company rents its offices, vehicles and, other equipment under various operating lease agreements. Rent expenses for the years ended December 31, 2012, 2011 and 2010 were $760 thousand, $1.6 million and $2.3 million, respectively. Aggregate minimum rental commitments under non-cancelable leases as of December 31, 2012 were as follows:

	Office Facilities	Vehicles, Equipment, and Other
	(in thousands)
Fiscal 2013	$156	$101
Fiscal 2014	156	58
Fiscal 2015	104	6
Fiscal 2016	-	-

	$416	$165

2.
Chief Scientist. One of the Company's subsidiaries has entered into an agreement with the OCS; this subsidiary is obliged to pay royalties to the OCS at a rate of 3% on sales of the funded products, up to 100% of the dollar-linked grant received in respect of these products from the OCS. As of December 31, 2012, the contingent liability that was not recognized amounted to $235 thousand.

3.
Ministry of Production in Italy. In July 2007, the Company's subsidiary, I-Ter, received an amount of $585,000 from the Ministry of Production in Italy for I-Ter's Easy4Plan product. Easy4Plan is a workflow management tool designed for ISO9000 companies. 36.5% of the funds received constitute a grant, and the remaining 63.5%, is a 10-year loan to be repaid by I-Ter in annual installments until September 2018. The loan bears a minimal annual interest of 0.87% and is linked to the euro. As of December 31,2012 the remaining loan balance was $210 thousand.

B.	Contingencies:
1.
The Company evaluates estimated losses for indemnifications due to product infringement under FASB Topic ASC 450 "Contingencies". At this time, it is not possible to determine the maximum potential amount under these indemnification clauses due to lack of prior indemnification claims and the unique facts and circumstances involved in each particular agreement. Such indemnification agreements may not be subject to maximum loss clauses. Historically, the Company has not incurred material costs as a result of obligations under these agreements and has not accrued any liabilities related to such indemnification obligations in the Company's financial statements.